Pension and Other Postretirement Benefits, Other Postretirement Plan Assumptions Used To Determine Net Benefit Liabilities and Costs (Details) (Other Postretirement Plan [Member])					4 Months Ended		8 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended
	Dec. 31, 2012 US Plans [Member]	Dec. 31, 2011 US Plans [Member]	Dec. 31, 2012 Non-US Plans [Member]	Dec. 31, 2011 Non-US Plans [Member]	Apr. 30, 2010 Predecessor [Member] US Plans [Member]	Apr. 30, 2010 Predecessor [Member] Non-US Plans [Member]	Dec. 31, 2010 Successor [Member] US Plans [Member]	Dec. 31, 2012 Successor [Member] US Plans [Member]	Dec. 31, 2011 Successor [Member] US Plans [Member]	Dec. 31, 2010 Successor [Member] Non-US Plans [Member]	Dec. 31, 2012 Successor [Member] Non-US Plans [Member]	Dec. 31, 2011 Successor [Member] Non-US Plans [Member]
Weighted average assumptions used in determining the net benefit liabilities [Abstract]
Discount rate (in hundredths)	3.73%	3.98%	3.80%	5.03%
Rate of compensation increase (in hundredths)	4.00%	4.00%	3.00%	3.00%
Weighted average assumptions used in determining net benefit costs for the year [Abstract]
Discount rate (in hundredths)					5.75%	5.46%	5.73%	3.98%	5.00%	5.22%	5.03%	5.36%
Rate of compensation increase (in hundredths)					4.00%	3.58%	4.00%	4.00%	4.00%	3.46%	3.00%	3.52%